Income tax expenses (Tables)	12 Months Ended
Jun. 30, 2019
Income tax expenses
Schedule of income tax expenses in the consolidated statements of profit or loss and other comprehensive income

	2017	2018	2019
	RMB	RMB	RMB
Current
—PRC income tax expenses	—	66,288	108,545
Deferred
—PRC income tax expenses	—	—	168
Income tax expenses for the year	—	66,288	108,713

Schedule of reconciliation between the provision for income tax

Reconciliation between the provision for income tax computed by applying applicable tax rates in fiscal year 2017, 2018 and 2019 to income before income taxes and the actual provision for income tax was as follow:

	2017	2018	2019
	RMB	RMB	RMB
Profit before tax	167,743	297,190	424,493
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	41,936	74,298	108,122
Effect of expenses that are not deductible in determining taxable profit	—	373	524
Effect of incomes that are not taxable in determining taxable profit	—	(956)	—
Unrecognized tax losses	2	70	2,054
Utilization of tax losses previously not recognized	(579)	(46)	(486)
Effect of income tax exemptions	(41,359)	(7,451)	(1,501)
Income tax expense recognized in profit or loss	—	66,288	108,713

Schedule of deferred tax assets and liabilities

	Capitalized
	contract	Favorable
	costs	lease	Total
Deferred tax liabilities
At June 30, 2018	—	—	—
Acquisition through a business combination (note 19)	—	4,523	4,523
Charged/(credited) to profit or loss	328	(160)	168
At June 30, 2019	328	4,363	4,691